Intangible Assets and Redeemable Common Units (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2015 USD ($) customer $ / shares	May 03, 2022 shares	Dec. 31, 2019 shares	Dec. 31, 2007 patent
Federal Home Loan Bank, Advances [Line Items]
Number of patents | patent							3
Cash payment upon execution of agreement				$ 1,000,000
On-going quarterly cash payments				$ 25,000
Current commercial price paid for the first 24 modules sold to commercial customers (as a percent)				0.25%
Number of modules sold under first commercial scale | customer				24
Current commercial price paid for the next 12 modules sold to commercial customers (as a percent)				0.15%
Number of modules sold under subsequent commercial scale | customer				12
Temporary equity, shares outstanding (in shares) | shares	0	6,000,000	6,000,000			6,000,000
Total Shares (shares) | shares					236,754,948
Payments made for research and testing	$ 123,416,000	$ 93,136,000	$ 95,267,000
NuScale Corp Class B common stock
Federal Home Loan Bank, Advances [Line Items]
Total Shares (shares) | shares	157,090,820
Oregon State University | Purchase Sale And License Agreement
Federal Home Loan Bank, Advances [Line Items]
Cash payment upon execution of agreement				$ 1,000,000
Gross carrying amount				2,462,000
Expected amortization, year one	$ 177,000
Expected amortization, year two	177,000
Expected amortization, year three	177,000
Expected amortization, year four	177,000
Expected amortization, year five	177,000
Temporary equity, shares outstanding (in shares) | shares		6,000,000
Payments made for research and testing	959,000	$ 893,000	1,104,000
Accounts payable and accrued expenses	0	150,000	$ 186,000
Oregon State University | Purchase Sale And License Agreement | Patents
Federal Home Loan Bank, Advances [Line Items]
Gross carrying amount	2,462,000	2,462,000
Accumulated amortization	$ 1,403,000	$ 1,226,000
Oregon State University | Purchase Sale And License Agreement | Initial Offering
Federal Home Loan Bank, Advances [Line Items]
Number of common units granted (in shares)				$ 2,750,000
Weighted average price per unit (usd per share) | $ / shares				$ 0.25
Oregon State University | Purchase Sale And License Agreement | Secondary Offering
Federal Home Loan Bank, Advances [Line Items]
Number of common units granted (in shares)				$ 3,250,000
Weighted average price per unit (usd per share) | $ / shares				$ 0.45
Oregon State University | Purchase Sale And License Agreement | NuScale Corp Class B common stock
Federal Home Loan Bank, Advances [Line Items]
Total Shares (shares) | shares		6,000,000